Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,088,257	$ 1,109,017
Changes from financing cash flows:
Proceeds From Senior Credit Facility	162,649	144,889
Acquired long-term debt	60,387
Repayment of long-term debt	(50,690)
Repayment of unsecured senior notes	(99,950)
Repayment of Senior Credit Facility	(222,216)	(248,500)
Repayment of Real Estate Credit Facility	(2,381)	(2,249)
Gain on repurchase of unsecured senior notes	(137)	0
Amortization of debt issue costs	3,210	2,528
Foreign exchange	(21,451)	82,572
Current	2,848	2,287
Long-term	914,830	1,085,970
Ending balance	917,678	1,088,257
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	59,620	149,206
Changes from financing cash flows:
Proceeds From Senior Credit Facility	162,649	144,889
Repayment of Senior Credit Facility	(222,216)	(248,500)
Foreign exchange	(53)	14,025
Long-term		59,620
Ending balance		59,620
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,013,229	945,519
Changes from financing cash flows:
Repayment of unsecured senior notes	(99,950)
Gain on repurchase of unsecured senior notes	(137)
Foreign exchange	(21,142)	67,710
Long-term	892,000	1,013,229
Ending balance	892,000	1,013,229
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	17,667	19,000
Changes from financing cash flows:
Acquired long-term debt	9,697
Repayment of Real Estate Credit Facility	(1,431)	(1,333)
Current	1,915	1,333
Long-term	24,018	16,334
Ending balance	25,933	17,667
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	12,322	12,388
Changes from financing cash flows:
Repayment of Real Estate Credit Facility	(950)	(916)
Foreign exchange	(258)	850
Current	933	954
Long-term	10,181	11,368
Ending balance	11,114	12,322
CWC Syndicated Loan [Member]
Changes from financing cash flows:
Acquired long-term debt	50,690
Repayment of long-term debt	(50,690)
Debt Issue Costs and Original Issue Discount [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(14,581)	(17,096)
Changes from financing cash flows:
Amortization of debt issue costs	3,210	2,528
Foreign exchange	2	(13)
Long-term	(11,369)	(14,581)
Ending balance	$ (11,369)	$ (14,581)